Share-based compensation	12 Months Ended
Jan. 31, 2013
Share-based compensation [Text Block]

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2013 and 2012 are 4,625,000 and 2,000,000. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2013 and 2012 are 2,287,500. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2013 and 2012 are 511,125.

On January 10, 2012 we granted incentive stock options and non-qualified stock options to certain of our directors, officers, employees and consultants to purchase an aggregate of 10,500,000 shares of our common stock at an exercise price of $0.027 per share for a term expiring on January 10, 2022. The fair value of the options on the date of issue was $231,000. The options were 50% vested upon granting and vested another 25% on January 10, 2013. They will vest another 25% on January 10, 2014. For the years ended January 31, 2013 and 2012, the company expensed $51,840 and $103,950, respectively, as employee compensation reflecting the vesting of the options.

In December 2012 and January 2013, we issued 7,359,399 units, at prices ranging from $0.0116 to $0.0156 per unit, to contractors who had provided services, directly or indirectly, on our Alaska properties. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.0162 to $0.0218 until January 17, 2016. The fair value of the warrants issued was $84,156 and was expensed immediately.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2013 and 2012.

Incentive stock options to employees outstanding at January 31, 2013 are as follows:

				Weighted
				average
		Weighted average		remaining life	Aggregate
	Number of options	exercise price		(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048	$		-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047			$-
Granted	-	-
Vested, Cancelled	(2,625,000)	0.037
Outstanding, January 31, 2013	90,635,375	$0.047		3.27	$-
Exercisable, January 31, 2013	88,072,875	$0.048		3.11	$-

Non-qualified stock options to non-employee consultants and vendors outstanding at January 31, 2013 and 2012 are as follows:

			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$0.432		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057	2.99	$-
Exercisable, January 31, 2013	8,231,649	$1.479	2.97	$-

The aggregate intrinsic value is calculated based on the January 31, 2013 stock price of $0.012 per share.

A summary of the status of the Company’s non-vested options as of January 31, 2013 and changes during the years ended January 31, 2013 and 2012 is presented below:

		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022
Nonvested at January 31, 2012	5,187,500	$0.022
Granted	-	-
Cancelled	(62,500)
Vested	(2,562,500)	0.022

Non-vested at January 31, 2013	2,562,500	$0.022

Total fair value of options vested during the year ended January 31, 2013		$51,216

Non-qualified stock options to non-employee consultants and		Weighted average grant
vendors:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Non-vested at January 31, 2012	62,500	$0.022
Granted	7,359,399	0.011
Vested	(7,390,649)	0.011

Non-vested at January 31, 2013	31,250	$0.022

Total fair value of options vested during the year ended January 31, 2013		$84,780

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

	Expected	Expected dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%

The weighted average grant date fair value of the options granted during the year ended January 31, 2012 was $0.022 per option. There were 7,359,399 shares of warrants granted to vendors for service provided and the company recorded the expense into stock compensation expense. There were no options exercised during the year ended January 31, 2013. During the year ended January 31, 2013, a total of 2,625,000 options, of which 2,562,500 were vested, were forfeited by two former employees who declined to exercise the options within 90 days of termination of employment.

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2013	January 31, 2012
Geological and geophysical costs	$624	$1,237
Salaries and benefits	50,592	101,475
Investor relations	624	1,238
General and administrative	84,156	-

	$135,996	$103,950

At January 31, 2013 there is $51,341 unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 0.94 years.